Note 11 - Share Capital and Share Base Payments - Breakdown of the Closing Balance (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Closing Balance	3,279,167	2,747,038
Closing Balance, Exercisable	4,810,448	4,862,100
AGAP Management 2016-1 [member]
Statement Line Items [Line Items]
Closing Balance	1,450	1,550	1,550
Closing Balance, Exercisable	188,500	310,000	310,000
BSA 2011 [member]
Statement Line Items [Line Items]
Closing Balance	66,940	91,940	104,440
Closing Balance, Exercisable	66,940	91,940	104,440
BSAAR 2011 [member]
Statement Line Items [Line Items]
Closing Balance	255,000	255,000	255,000
Closing Balance, Exercisable	255,000	255,000	255,000
AGAP Employees 2016-1 [member]
Statement Line Items [Line Items]
Closing Balance	2,230	2,307	2,381
Closing Balance, Exercisable	289,900	461,400	476,200
BSA 2013 [member]
Statement Line Items [Line Items]
Closing Balance	46,360	46,360	83,860
Closing Balance, Exercisable	46,360	46,360	83,860
BSAAR 2012 [member]
Statement Line Items [Line Items]
Closing Balance	61,600	62,350	62,350
Closing Balance, Exercisable	61,600	62,350	62,350
AGA Management 2016-1 [member]
Statement Line Items [Line Items]
Closing Balance		50,000	50,000
Closing Balance, Exercisable		50,000	50,000
BSA 2014 [member]
Statement Line Items [Line Items]
Closing Balance	75,000	75,000	75,000
Closing Balance, Exercisable	75,000	75,000	75,000
BSAAR 2015 [member]
Statement Line Items [Line Items]
Closing Balance	1,045,722	1,045,722	1,045,722
Closing Balance, Exercisable	1,045,722	1,045,722	1,045,722
AGAP 2016-2 [member]
Statement Line Items [Line Items]
Closing Balance	3,000	3,000	3,000
Closing Balance, Exercisable		600,000	600,000
BSA 2015-1 [member]
Statement Line Items [Line Items]
Closing Balance	70,000	70,000	70,000
Closing Balance, Exercisable	70,000	70,000	70,000
BSAAR [member]
Statement Line Items [Line Items]
Closing Balance	1,362,322	1,363,072	1,363,072	1,366,172
Closing Balance, Exercisable		1,363,072	1,363,072
AGA Management 2016-2 [member]
Statement Line Items [Line Items]
Closing Balance		250,000	250,000
Closing Balance, Exercisable		250,000	250,000
BSA 2015-2 [member]
Statement Line Items [Line Items]
Closing Balance	14,200	14,200	14,200
Closing Balance, Exercisable	14,200	14,200	14,200
AGA Bonus 2017 [member]
Statement Line Items [Line Items]
Closing Balance			24,979
Closing Balance, Exercisable			24,979
BSA 2017 [member]
Statement Line Items [Line Items]
Closing Balance	37,000	37,000	37,000
Closing Balance, Exercisable	37,000	37,000	37,000
AGA Employees 2017 [member]
Statement Line Items [Line Items]
Closing Balance		110,500
Closing Balance, Exercisable		110,500
BSA [member]
Statement Line Items [Line Items]
Closing Balance	309,500	334,500	384,500	435,700
Closing Balance, Exercisable	309,500	334,500	384,500
AGAP Employees 2017 [member]
Statement Line Items [Line Items]
Closing Balance	5,339	5,581
Closing Balance, Exercisable		558,100
AGAP Management 2017 [member]
Statement Line Items [Line Items]
Closing Balance	2,000	2,000
Closing Balance, Exercisable		200,000
AGA Bonus 2018 [member]
Statement Line Items [Line Items]
Closing Balance		67,028
AGA Perf Employees 2018 [member]
Statement Line Items [Line Items]
Closing Balance	307,500	327,500
Closing Balance, Exercisable		327,500
AGA Perf Management 2018 [member]
Statement Line Items [Line Items]
Closing Balance	230,000	230,000
Closing Balance, Exercisable		230,000
AGA Employees 2018 [member]
Statement Line Items [Line Items]
Closing Balance	85,650
Closing Balance, Exercisable	85,650
AGA New Members 2017-1 [member]
Statement Line Items [Line Items]
Closing Balance	25,000
Closing Balance, Exercisable	25,000
AGA bonus 2019-1 [member]
Statement Line Items [Line Items]
Closing Balance	57,376
Closing Balance, Exercisable	57,376
AGA Perf Employees 2019 [member]
Statement Line Items [Line Items]
Closing Balance	532,800
AGA Perf Management 2019 [member]
Statement Line Items [Line Items]
Closing Balance	355,000
AGAs [member]
Statement Line Items [Line Items]
Closing Balance	1,607,345	1,049,466	331,910	557,361